DECONSOLIDATION OF DYNAMIC INDONESIA HOLDINGS LIMITED (Details Narrative) - Seamless Group Inc [Member] - USD ($)	1 Months Ended
	Mar. 31, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 13, 2020
Due from related party		$ 27,000,000	$ 26,000,000
Dynamic Indonesia Holdings Ltd [Member]
Deconsolidation, related party, description	In March 2021, the third party has converted that borrowing into 51% of the equity interest in Dynamic Indonesia Holdings Limited.
Ownership percentage	51.00%
Related Party [Member]
Due from related party		$ 5,714,588	$ 7,287,376	$ 4,483,228
Dynamic Indonesia Holdings Limited [Member] | Related Party [Member]
Due from related party					$ 1,000,000